Financing receivables, net - Balances of financing receivables by due date (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Net [Abstract]
Due in 0 - 12 months	¥ 99,857	¥ 71,271
Due in 13 - 24 months	571	2,930
Total financing receivables	¥ 100,428	¥ 74,201